BASIC AND DILUTED NET LOSS PER SHARE	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE	BASIC AND DILUTED NET LOSS PER SHARE
The following table sets forth the computation of basic and diluted losses per share:

	Six months ended
	June 30, 2023	June 30, 2022
	(Unaudited)	(Unaudited)
Numerator:

Net loss for basic and diluted loss per share	$(54,833)	$(46,709)

Denominator:

Weighted average number of Class A ordinary and preferred shares used in computing basic and diluted net loss per share	299,898,466	290,975,091

Basic and diluted net loss per Class A ordinary and preferred shares	$(0.18)	$(0.16)

During the six months ended June 30, 2023 and 2022, the Company was in a loss position and therefore all its potential shares were antidilutive. The total weighted average number of shares related to the outstanding options and warrants excluded from the calculation of diluted loss per share due to their anti-dilutive effect was 63,123,946 and 74,775,324 for the six months ended June 30, 2023 and 2022.